Debt Obligations Debt Obligations Receivables Securitization Facility (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Trade Receivables Securitization Facility, Maximum Borrowing Base	$ 200
Short-term borrowings	185	$ 52
Trade Receivables Securitization Facility, Collateral At Period End	$ 526	491
Federal Funds Rate [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Trade Receivables Securitization Facility [Member]
Debt Instrument [Line Items]
Short-term borrowings	$ 100	$ 0